Share-Based Compensation (Tables)	12 Months Ended
Dec. 31, 2021
Share-based Payment Arrangement [Abstract]
Summary of Stock Options

A summary of the share options activities for the years ended December 31, 2021 is presented below:

	Number of shares	Weighted average exercise price	Weighted remaining contractual years	Aggregate intrinsic value
		US$		US$
Outstanding as of January 1, 2021	41,713,506	0.25	8.78	587,342,349
Granted	863,000	0.68
Exercised	(5,647,551)	0.19
Forfeited	(27,000)	0.21
Outstanding as of December 31, 2021	36,901,955	0.27	7.90	237,704,168
Vested and expect to vest as of December 31, 2021	36,901,955	0.27	7.90	237,704,168
Exercisable as of December 31, 2021	13,445,369	0.23	7.59	87,093,196

Summary of Stock Option Pricing Model Assumption

The fair value of the options granted is estimated on the date of grant using the binomial option pricing model with the following key assumptions used:

	2019	2020	2021
Risk-free rate of return (per annum)	1.9%-2.0%	0.70%	1.31%
Volatility	55%-56.2%	56.60%	55.42%
Expected dividend yield	0%	0%	0%
Exercise multiple	2.2-2.8	2.2-2.8	2.2-2.8
Fair value of underlying ordinary share	3.02-3.94	5.12	10.10
Expected term	10	10	10

Summary of Recognized Share-Based Compensation Expenses

Total recognized share-based compensation expenses for the years ended December 31,2019, 2020 and 2021, were allocated to following expense items:

	For the Year Ended December 31,
	2019	2020	2021
	US$	US$	US$
Cost of revenues	—	16,255,275	6,299,864
Selling and marketing expenses	—	7,672,437	10,102,733
General and administrative expenses	—	35,861,913	26,729,432
Technology and product development expenses	—	1,015,858	807,418
Total share-based compensation expenses	—	60,805,483	43,939,447